12. Related Party Transactions (June 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Accounts receivable - related party	$ 4,506		$ 4,506		$ 4,506	$ 29,326
Management fees	50,000	$ 50,000	153,000	$ 163,333	213,333	155,657
General and admin expenses	107,669	106,845	384,477	291,263	408,537	411,235
Professional fees	324,296	238,248	953,947	871,696	1,237,221	452,148
Majority Stockholder [Member]
Accounts receivable - related party	4,506		4,506		4,506	2,059
Management fees	50,000	50,000	153,000	163,333	213,333	155,657
Board member and Stockholder [Member]
General and admin expenses	0	15,000	9,000	40,000	$ 49,000	$ 9,020
Related Party [Member]
Professional fees	$ 109,500	$ 109,500	$ 225,600	$ 225,600